Auditors' Remuneration	12 Months Ended
Jun. 30, 2025
Auditors' Remuneration [Abstract]
AUDITORS' REMUNERATION

20. AUDITORS’ REMUNERATION

	Years Ended June 30,
	2025	2024	2023

- Audit and review of financial statements (1)	248,000	248,200	246,400
- Other audit services (2)	72,000	95,500	52,000

	320,000	343,700	298,400

1.	Audit and review of financial statements consist of fees billed for assurance and related services that generally only the statutory auditor could reasonably provide to a client.
2.	Included in the balance are amounts related to additional regulatory filings during the 2025 financial year. All services provided are considered audit services for the purpose of SEC classification.

PricewaterhouseCoopers was appointed as the Group’s principal independent registered public accounting firm on November 30, 2006. Australian law does not require the Group’s Auditors to be appointed at the Group’s annual general meeting of shareholders. There is an annual engagement letter which is signed, subject to the Group’s audit committee approval, with PricewaterhouseCoopers for audit and review work. No non-audit services were provided by PricewaterhouseCoopers during the 2025, 2024 and 2023 financial years.